[LNL Letterhead]

                                                                  LAW DEPARTMENT
                                     THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
                                                               ONE GRANITE PLACE
                                                               CONCORD, NH 03301

                                                              RONALD R. BESSETTE
                                                                  SENIOR COUNSEL
                                                             Phone: 603-229-6140
                                                         Ronald.Bessette@LFG.com

November 25, 2008


Securities and Exchange Commission
Office of Insurance Products
Division of Investment Management
100 F Street, N.E.
Washington, D.C.  20549

Re:      Lincoln Life Variable Annuity Account N
         Lincoln ChoicePlus Assurance (B Class)
         The Lincoln National Life Insurance Company
         Pre-Effective Amendment No. 1
         File Nos. 811-08517; 333-149434

Commissioners:

On behalf of The Lincoln National Life Insurance Company ("Company") and Lincoln Life Variable Annuity Account N ("the Account"), transmitted herewith for filing is Pre-Effective Amendment No. 1 (the "Amendment") to the Registration Statement on Form N-4 (the "Registration Statement") under the Securities Act of 1933, as amended, for certain flexible premium variable annuity contracts (the "Contracts") that the Company proposes to issue through the Account. The Amendment is marked to show changes from the initial Registration Statement (filed February 29, 2008). A courtesy copy of the Amendment will be provided to the Staff under separate cover.

The Amendment reflects changes made in response to SEC Staff comments, non-material changes made to update the registration statement, and also includes up-to-date financial statements and exhibits.

Any questions or comments regarding this filing should be directed to me at the number listed above.

Sincerely,

/s/ Ronald R. Bessette

Ronald R. Bessette
Senior Counsel